ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Oct. 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

4.           ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued liabilities consist of the following as of:

	October 31,
	2015	2014
Accounts payable	$374,703	$540,179
Payroll and related expenses	-	372,753
Accrued litigation expense, consulting and other professional fees	-	320,493
Accrued other	6,062	16,001
	$380,765	$1,249,426